Financial instruments - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Currency translation adjustments	$ (98)	$ (841)
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance	131
Currency translation adjustments	(6)
Total realised gains/(losses) included in consolidated sales revenue	5
Total realised gains/(losses) included in net operating costs	(13)
Total unrealised gains included in net operating costs	66
Total unrealised gains transferred into other comprehensive income through cash flow hedges	49
Additions to financial assets/(liabilities)	13
Disposals/maturity of financial instruments	(11)
Closing balance	234	$ 131
Net gains included in the income statement for assets and liabilities held at period end	$ 70